Inventories, Net Of Customer Advances (Tables)	12 Months Ended
Dec. 31, 2016
Inventory, Net [Abstract]
Schedule Of Inventories

	December 31,
	2016	2015
Cost incurred on long-term contracts in progress	$837,906	$901,775
Raw materials	123,595	124,475
Advances to suppliers and subcontractors	52,728	40,207
	1,014,229	1,066,457
Less -
Cost incurred on contracts in progress deducted from customer advances	65,032	78,623
Advances received from customers (*)	65,418	70,282
Provision for losses on long-term contracts	43,513	80,441
	$840,266	$837,111

(*)
The Company has transferred legal title of inventories to certain customers as collateral for advances received. Advances are allocated to the relevant inventories on a per-project basis. In cases where advances are in excess of the inventories, the net amount is presented in customer advances (see Note 14).